Intangible assets and goodwill (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Assets [Abstract]
Summary of Disclosure of reconciliation of changes in intangible assets and goodwill
The changes in Polestar Group's intangible assets, goodwill and trademarks are as follows:

	Internally developed IP	Software	Acquired IP	Goodwill	Trademarks	Total
Acquisition cost
Balance as of January 1, 2026	682,645	17,177	2,311,582	52,386	2,602	3,066,392
Additions[1]	38,658	—	60,143	—	—	98,801
Derecognition due to program changes	(10,558)	—	—	—	—	(10,558)
Effect of foreign currency exchange differences	(35,509)	(628)	(85,906)	(2,672)	(133)	(124,848)
Balance as of June 30, 2026	675,236	16,549	2,285,819	49,714	2,469	3,029,787
Balance as of January 1, 2025	455,029	11,665	1,811,120	43,793	2,175	2,323,782
Additions[1]	73,747	760	83,887	—	—	158,394
Derecognition due to program changes	—	—	—	—	—	—
Reclassifications	—	(3)	3	—	—	—
Effect of foreign currency exchange differences	77,232	1,874	236,539	7,001	348	322,994
Balance as of June 30, 2025	606,008	14,296	2,131,549	50,794	2,523	2,805,170

Accumulated amortization and impairment
Balance as of January 1, 2026	(536,890)	(7,498)	(1,821,678)	—	—	(2,366,066)
Amortization expense	—	(1,155)	(48)	—	—	(1,203)
Amortization capitalized into inventory	(2,279)	—	(30,917)	—	—	(33,196)
Effect of foreign currency exchange differences	7,481	337	26,280	—	—	34,098
Balance as of June 30, 2026	(531,688)	(8,316)	(1,826,363)	—	—	(2,366,367)
Balance as of January 1, 2025	(332,488)	(4,380)	(946,065)	—	—	(1,282,933)
Amortization expense	—	(931)	(3,210)	—	—	(4,141)
Amortization expense capitalized into inventory	(1,193)	—	(31,765)	—	—	(32,958)
Impairment loss	(13,708)	—	(480,798)	—	—	(494,506)
Effect of foreign currency exchange rate differences	(52,214)	(588)	(100,165)	—	—	(152,967)
Balance as of June 30, 2025	(399,603)	(5,899)	(1,562,003)	—	—	(1,967,505)

Carrying amount as of June 30, 2026	143,548	8,233	459,456	49,714	2,469	663,420
Carrying amount as of December 31, 2025	145,755	9,679	489,904	52,386	2,602	700,326
1 – Of $98,801 in additions for the six months ended June 30, 2026, $57,418 was settled in cash. In the Unaudited Condensed Consolidated Statement of Cash Flows, this $57,418 is included as investing activities in the $145,216 additions to intangible assets, and the remaining $87,798 relates to additions from prior periods which were settled in cash during the six months ended June 30, 2026.
Of $158,394 in additions for the six months ended June 30, 2025, $71,152 has been settled in cash. These $71,152 are included in the $201,581 cash used for investing activities related to additions to intangible assets, and the remaining $130,429 relates to additions from prior periods which were settled in cash during the six months ended June 30, 2025